Stockholders' Equity (Stock-Based Compensation Expense Recognized) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 265,000	$ 697,000	$ 2,025,000	$ 4,812,000
Unrecognized compensation expense	$ 700,000		$ 1,000,000
Weighted average period for recognition	1 year 7 months 6 days		1 year 4 months 24 days
General And Administrative Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 211,000	697,000	$ 1,928,000	4,611,000
Research And Development Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 54,000		$ 97,000	$ 201,000